Sensitivity analysis for actuarial assumptions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Discount rate
Sensitivity analysis for actuarial assumptions [Line Items]
Increase	₩ (207,093)	₩ (201,770)
Decrease	233,570	233,057
Future salary increase rate
Sensitivity analysis for actuarial assumptions [Line Items]
Increase	232,892	231,967
Decrease	₩ (210,305)	₩ (204,242)